Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Per Share

The following table presents reconciliations of the numerators of the basic and diluted per share computations:

Three months ended March 31	2026	2025
Net income (loss) attributable to Telesat Common Shares	$(45,495)	$(15,538)
Effect of diluted securities	—	—
Diluted net income (loss) attributable to Telesat Common Shares	$(45,495)	$(15,538)

Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share

The following table presents reconciliations of the denominators of the basic and diluted per share computations:

Three-month ended March 31	2026	2025
Basic total weighted average number of Telesat Common Shares outstanding	14,979,228	14,381,205
Effect of diluted securities
Stock options	—	—
RSUs, DSUs and PSUs	—	—
Diluted total weighted average number of Telesat Common Shares outstanding	14,979,228	14,381,205